Property and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	€ 10,174	€ 11,694	€ 11,672
Acquisitions	556	998	2,228
Disposals	(17)	(7)	(9)
Transfers	0	(357)	0
Depreciation	(2,171)	(2,154)	(2,197)
Property, plant and equipment at end of period	8,542	10,174	11,694
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	6,423	6,423	6,270
Acquisitions	0	0	1,195
Disposals	0	0	0
Transfers	0	0	(1,042)
Depreciation	0	0	0
Property, plant and equipment at end of period	6,423	6,423	6,423
Land and buildings
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	4,981	5,751	5,356
Acquisitions	20	11	1,152
Disposals			0
Transfers	0		0
Depreciation	(759)	(781)	(757)
Property, plant and equipment at end of period	4,242	4,981	5,751
Laboratory equipment and other
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	5,187	5,576	5,947
Acquisitions	535	987	944
Disposals	(11)	(7)	(9)
Transfers	0	4	134
Depreciation	(1,413)	(1,373)	(1,440)
Property, plant and equipment at end of period	4,298	5,187	5,576
In progress
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	6	367	369
Acquisitions		0	132
Disposals	(6)	0	0
Transfers	0	(361)	(134)
Depreciation		0	0
Property, plant and equipment at end of period	€ 0	€ 6	€ 367